Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 48,705	$ 40,931	$ 37,784
Current portion of non-current debt obligations net of hedging instruments	4,674	5,331	5,027
Lease obligations	8,943	7,465
Finance lease obligations			1,878
Asset retirement obligations	15,368	14,492	14,286
CONTRACTUAL OBLIGATIONS RECORDED IN THE BALANCE SHEET	77,690	68,219	58,975
Lease obligations for low value assets, short term contracts or not yet commenced	1,745	2,077
Operating lease obligations			9,130
Purchase obligations	143,177	147,516	121,119
Contractual obligations not recorded in the balance sheet	144,922	149,593	130,249
TOTAL OF CONTRACTUAL OBLIGATIONS	222,612	217,812	189,224
OTHER COMMITMENTS GIVEN	62,449	54,184	62,673
Mortgages and liens received	77	85	84
Sales obligations	80,521	93,441	91,695
Other commitments received	20,401	22,358	21,565
TOTAL OF COMMITMENTS RECEIVED	100,999	115,884	113,344
Commitments given relating to joint ventures	34,920	39,055	42,768
Commitments given relating to associates	51,795	31,465	39,437
Non-current lease obligations	7,736	6,263
Current portion of lease obligations	1,207	1,202
Not later than one year
Off Balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	4,674	5,331	5,027
Lease obligations	1,207	1,202
Finance lease obligations			213
Asset retirement obligations	463	617	844
CONTRACTUAL OBLIGATIONS RECORDED IN THE BALANCE SHEET	6,344	7,150	6,084
Lease obligations for low value assets, short term contracts or not yet commenced	704	536
Operating lease obligations			1,644
Purchase obligations	11,719	10,763	9,708
Contractual obligations not recorded in the balance sheet	12,423	11,299	11,352
TOTAL OF CONTRACTUAL OBLIGATIONS	18,767	18,449	17,436
OTHER COMMITMENTS GIVEN	11,306	9,867	8,792
Mortgages and liens received	28	23	23
Sales obligations	7,001	7,135	7,989
Other commitments received	15,270	16,845	15,527
TOTAL OF COMMITMENTS RECEIVED	22,299	24,003	23,539
Commitments given relating to joint ventures	644	461	162
Commitments given relating to associates	999	913	773
Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	22,745	19,888	19,072
Lease obligations	3,178	2,883
Finance lease obligations			468
Asset retirement obligations	1,840	3,153	3,388
CONTRACTUAL OBLIGATIONS RECORDED IN THE BALANCE SHEET	27,763	25,924	22,928
Lease obligations for low value assets, short term contracts or not yet commenced	626	879
Operating lease obligations			3,691
Purchase obligations	39,126	38,189	30,652
Contractual obligations not recorded in the balance sheet	39,752	39,068	34,343
TOTAL OF CONTRACTUAL OBLIGATIONS	67,515	64,992	57,271
OTHER COMMITMENTS GIVEN	8,766	10,854	2,217
Mortgages and liens received	24	37	33
Sales obligations	29,362	31,330	27,709
Other commitments received	1,474	1,705	1,328
TOTAL OF COMMITMENTS RECEIVED	30,860	33,072	29,070
Commitments given relating to joint ventures	7,288	11,822	4,425
Commitments given relating to associates	8,664	8,381	8,378
More than 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	25,960	21,043	18,712
Lease obligations	4,558	3,380
Finance lease obligations			1,197
Asset retirement obligations	13,065	10,722	10,054
CONTRACTUAL OBLIGATIONS RECORDED IN THE BALANCE SHEET	43,583	35,145	29,963
Lease obligations for low value assets, short term contracts or not yet commenced	415	662
Operating lease obligations			3,796
Purchase obligations	92,332	98,564	80,759
Contractual obligations not recorded in the balance sheet	92,747	99,226	84,554
TOTAL OF CONTRACTUAL OBLIGATIONS	136,330	134,371	114,517
OTHER COMMITMENTS GIVEN	42,377	33,463	51,664
Mortgages and liens received	25	25	28
Sales obligations	44,158	54,976	55,997
Other commitments received	3,657	3,808	4,710
TOTAL OF COMMITMENTS RECEIVED	47,840	58,809	60,735
Commitments given relating to joint ventures	26,988	26,772	38,181
Commitments given relating to associates	42,132	22,171	30,286
Guarantees given to customs authorities
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,312	2,012	2,043
Guarantees given to customs authorities | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,189	1,876	1,904
Guarantees given to customs authorities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	60	17	12
Guarantees given to customs authorities | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	63	119	127
Guarantees given on borrowings
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	14,164	14,510	18,680
Guarantees given on borrowings | Yemen LNG Company Limited
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	509	509
Guarantees given on borrowings | Ichthys LNG PTY Limited
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,912	4,937
Guarantees given on borrowings | Yamal LNG
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,250	3,688
Guarantees given on borrowings | Bayport Polymers LLC
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,820	1,820
Guarantees given on borrowings | Total Refining & Chemicals Saudi Arabia S.A.S.
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,164	1,184
Guarantees given on borrowings | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	746	306	169
Guarantees given on borrowings | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,660	7,372	68
Guarantees given on borrowings | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	9,758	6,832	18,443
Indemnities related to sales of businesses
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	333	331	334
Indemnities related to sales of businesses | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	179	163	165
Indemnities related to sales of businesses | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN		16	10
Indemnities related to sales of businesses | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	154	152	159
Guarantees of current liabilities
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	147	172	222
Guarantees of current liabilities | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	68	79	83
Guarantees of current liabilities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	56	60	74
Guarantees of current liabilities | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	23	33	65
Guarantees to customers / suppliers
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	19,182	12,318	8,463
Guarantees to customers / suppliers | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,603	1,435	1,222
Guarantees to customers / suppliers | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,853	2,169	847
Guarantees to customers / suppliers | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	14,726	8,714	6,394
Letters of credit
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,432	2,786	3,515
Letters of credit | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,297	2,768	3,164
Letters of credit | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	135	18	160
Letters of credit | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN			191
Other operating commitments
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	23,879	22,055	29,416
Other operating commitments | Not later than one year
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,224	3,240	2,085
Other operating commitments | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,002	1,202	1,046
Other operating commitments | More than 5 years
Off Balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	$ 17,653	$ 17,613	$ 26,285